Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

To Canagold's knowledge, it has not experienced any material losses relating to disruptions to its information technology systems. Canagold has implemented ongoing policies, controls and practices to manage and safeguard Canagold and its stakeholders from internal and external cybersecurity threats and to comply with changing legal requirements and industry practice. In particular, a third party IT firm with required expertise has been engaged to monitor and manage the Company's IT infrastructure. The Audit and Risk Committee is also actively engaged in the ongoing discussion and governmence of this critical area of the business.

Given that cyber risks cannot be fully mitigated and the evolving nature of these threats, Canagold cannot assure that its information technology systems are fully protected from cybercrime or that the systems will not be inadvertently compromised, or without failures or defects.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	not experienced any material losses relating to disruptions to its information technology systems.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To Canagold's knowledge, it has not experienced any material losses relating to disruptions to its information technology systems.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Audit and Risk Committee is also actively engaged in the ongoing discussion and governmence of this critical area of the business.